FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2014
Estimated Fair Values of Financial Instruments
The estimated fair values of financial instruments not measured at fair value on either a recurring or nonrecurring basis in First Financial’s consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2014
Financial assets
Cash and short-term investments	$132,752	$132,752	$132,752	$0	$0
Investment securities held-to-maturity	867,996	874,749	0	874,749	0
Other investments	52,626	52,626	0	52,626	0
Loans held for sale	11,005	11,005	0	11,005	0
Loans and leases, net of ALLL	4,724,377	4,763,619	0	0	4,763,619
FDIC indemnification asset	22,666	12,449	0	0	12,449

Financial liabilities
Deposits
Noninterest-bearing	$1,285,527	$1,285,527	$0	$1,285,527	$0
Interest-bearing demand	1,225,378	1,225,378	0	1,225,378	0
Savings	1,889,473	1,889,473	0	1,889,473	0
Time	1,255,364	1,254,070	0	1,254,070	0
Total deposits	5,655,742	5,654,448	0	5,654,448	0
Short-term borrowings	661,392	661,392	661,392	0	0
Long-term debt	48,241	49,674	0	49,674	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2013
Financial assets
Cash and short-term investments	$143,450	$143,450	$143,450	$0	$0
Investment securities held-to-maturity	837,272	824,985	0	824,985	0
Other investments	47,427	47,427	0	47,427	0
Loans held for sale	8,114	8,114	0	8,114	0
Loans and leases, net of ALLL	3,900,784	3,907,321	0	0	3,907,321
FDIC indemnification asset	45,091	34,820	0	0	34,820

Financial liabilities
Deposits
Noninterest-bearing	$1,147,452	$1,147,452	$0	$1,147,452	$0
Interest-bearing demand	1,125,723	1,125,723	0	1,125,723	0
Savings	1,612,005	1,612,005	0	1,612,005	0
Time	952,327	951,220	0	951,220	0
Total deposits	4,837,507	4,836,400	0	4,836,400	0
Short-term borrowings	748,749	748,749	748,749	0	0
Long-term debt	60,780	62,706	0	62,706	0

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2014
Assets
Derivatives	$0	$11,399	$0	$11,399
Available-for-sale investment securities	8,406	832,062	0	840,468
Total	$8,406	$843,461	$0	$851,867

Liabilities
Derivatives	$0	$13,662	$0	$13,662

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2013
Assets
Derivatives	$0	$13,477	$0	$13,477
Available-for-sale investment securities	7,976	905,625	0	913,601
Total	$7,976	$919,102	$0	$927,078

Liabilities
Derivatives	$0	$14,431	$0	$14,431

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis as follows:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2014
Assets
Impaired loans (1)	$0	$0	$14,096
OREO	0	0	13,094

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2013
Assets
Impaired loans (1)	$0	$0	$13,699
OREO	0	0	14,295

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), observable market data for similar assets and liabilities (Level 2), and independent third party valuations and borrower records, discounted as appropriate (Level 3).